OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 172	$ 180
Prepaid expenses	344	304
Foreign currency forward and options contracts	517
Grants receivable from the OCS	2,313	723
Accrued interest	577	357
Others	382	273
Other accounts receivable and prepaid expenses	$ 4,305	$ 1,837